Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Lease liabilities - short-term debt	$ 36	$ 30
Finance Lease, Liability, Current, Statement of Financial Position	Short-term debt (Note J&Q)	Short-term debt (Note J&Q)
Lease liabilities - long-term debt	$ 63	$ 60
Finance Lease, Liability, Noncurrent, Statement of Financial Position	Long-term debt (Note J&Q)	Long-term debt (Note J&Q)
Property, plant and equipment
Lessee, Lease, Description [Line Items]
ROU assets	$ 86	$ 84